Notes to the Balance Sheet - Summary of Investment in Associate HI-BIO (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of associates [line items]
Current Assets	€ 1,089,040,787		€ 1,132,969,950
Cash and Cash Equivalents	402,350,904		123,248,256	€ 109,794,680		€ 44,314,050
Non-current Assets	1,307,891,476		1,423,284,266
Current Liabilities	278,346,545		284,538,386
Financial liabilities	2,053,071,000		2,241,822,000
Non-current Liabilities	1,961,176,169		2,026,839,887
Stockholders' Equity	157,409,549		244,875,943	621,322,017		€ 394,701,772
Revenues	278,267,003		179,611,844	327,698,465
Interest income	(4,618,000)		(723,000)	(1,233,000)
Interest expense	(2,752,000)		(2,415,000)	(1,021,000)
Tax expense (income)	168,578,523		(76,590,860)	(75,398,566)
Consolidated Net Profit / (Loss)	(151,058,190)		(514,460,016)	97,890,576
Other comprehensive income	62,569,010		50,546,172	3,507,137
Total Comprehensive Income	(88,489,180)		€ (463,913,844)	€ 101,397,713
Milestone Payments	468,800,000	$ 500.0
Milestone shares	63,300,000				$ 67.5
Licensing Payments	14,400,000	15.0
Expected Licensing Payments	468,800,000	$ 500.0
HI-Bio [Member]
Disclosure of associates [line items]
Current Assets	12,052,000
Cash and Cash Equivalents	11,220,000
Other assets	833,000
Non-current Assets	31,421,000
Current Liabilities	10,943,000
Financial liabilities	10,334,000
Other financial liabilities	609,000
Non-current Liabilities	11,358,000
Stockholders' Equity	21,173,000
Proportion of ownership interest in associate	3,176,000
Revenues	0
Interest income	(5,000)
Depreciation and Amortization	(58,000)
Interest expense	(10,000)
Tax expense (income)	0
Consolidated Net Profit / (Loss)	(28,700,000)
Other comprehensive income	0
Total Comprehensive Income	(28,700,000)
Dividends received	€ 0